SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
31.	segment reporting

After the Transaction on February 6, 2015, the Group identified two operating segments, QCELLS Group and SolarOne Group because the Company’s chief operating decision maker (“CODM”) reviewed the operating results of each operating segment in order to allocate resources and assess the Group’s performance.

In 2016, the Group initiated a restructuring process to align the quality management process and standards and other key operational processes for QCELLS Group and SolarOne Group and now operates their business as one single business segment, which is the development, manufacturing, and sale of PV-related products. In accordance with ASC 280, Segment Reporting, the Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting.

The following table summarizes the Group’s net revenues by country based on the location of the customers:

In millions of $	For the year ended December 31,
	2014	2015	2016

USA	59.3	519.4	1,251.2
South Korea	327.7	204.6	155.4
Japan	55.4	192.5	284.0
UK	111.1	187.5	17.9
The PRC	3.9	140.9	126.0
India	3.7	128.2	231.8
Turkey	0.3	120.3	178.4
Australia	12.4	73.0	44.5
Spain	0.6	59.0	0.1
Germany	67.4	42.6	43.7
France	45.6	35.8	10.1
Chile	-	23.4	0.2
Italy	18.0	16.0	7.5
Canada	5.7	13.0	11.8
Belgium	1.0	9.6	-
Switzerland	13.2	9.2	0.2
Malaysia	3.1	8.6	16.1
Israel	-	4.9	11.2
Mexico	-	1.3	0.3
South Africa	-	0.6	0.1
Portugal	28.9	0.5	-
Greece	0.6	0.3	-
Netherlands	0.7	0.3	1.6
Austria	4.7	-	-
Cyprus	0.2	-	-
Uruguay	-	-	12.3
Senegal	-	-	9.8
Zimbabwe	-	-	3.4
Others	9.6	9.3	8.3

Total net revenue	773.1	1,800.8	2,425.9

The proportion of the Group’s long-lived assets for the PRC and Malaysia are 58.6% and 24.1%, respectively, as of December 31, 2016.

The customers that accounted for 10% or more of total net revenue for the years ended December 31, 2014, 2015 and 2016 are as follows:

In millions of $	For the year ended December 31,
	2014	2015	2016

Hanwha Corporation	340.8	*	*
Hanwha Q CELLS Japan Co., Ltd.	*	193.4	284.0
NextEra Energy Resources, LLC	*	*	808.7
* Less than 10%